                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Eubel Brady & Suttman Asset Management, Inc.
Address: 7777 Washington Village Drive, Suite 210
         Dayton, Ohio  45459


Form 13F File Number: 028-05145

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark E. Brady
Title:   Secretary
Phone:   (937) 291-1223

Signature, Place, and Date of Signing:

/s/ Mark E. Brady     Dayton, Ohio         May 11, 2000
_________________     _______________      ________________
   [Signature]         [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     72

Form 13F Information Table Value Total:     $270,703
                                            [thousands]


List of Other Included Managers:  None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         None      28-

         [Repeat as necessary.]

                                          EUBEL BRADY & SUTTMAN ASSET MANAGEMENT, INC.
                                                          SEC FORM 13-F
                                                             3/31/00

                                                                               COLUMN 6                       COLUMN 8
                                                                           INVESTMENT DISCRETION          VOTING AUTHORITY
                    COLUMN 2                COLUMN 4           COLUMN 5                          COLUMN 7
COLUMN 1            TITLE       COLUMN 3    VALUE        SHRS OR       SH/  PUT/                 OTHER
NAME OF ISSUER      OF CLASS     CUSIP      (x$1,000)    PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------      --------    --------    ---------    -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
21st Century
 Insurance            common     90130N103   11706        544454       sh    544454  na    na      na     544454   na    na
Aceto Corp            common     004446100    3900        433386       sh    433386  na    na      na     433386   na    na
Actrade Intl, Ltd.    common     004931101   10297        638544       sh    638544  na    na      na     638544   na    na
America Service Group common     02364l109    4048        269835       sh    269835  na    na      na     269835   na    na
American Capital
 Strategies           common     024937104     912         35940       sh     35940  na    na      na      35940   na    na
American Financial
 Hldgs.               common     026075101    3179        263510       sh    263510  na    na      na     263510   na    na
AT&T                  common     001957109    4897         86962       sh     86962  na    na      na      86962   na    na
AT&T Liberty Media
 Grp Cl A             common     001957208   18204        306910       sh    306910  na    na      na     306910   na    na
Atlas Pipeline
 Partners             common     049392103     906         77930       sh     77930  na    na      na      77930   na    na
Autotote Corp.        common     053323101     788        177470       sh    177470  na    na      na     177470   na    na
Bank United Corp      common     065412108    7178        227420       sh    227420  na    na      na     227420   na    na
Berkshire Hathaway
 Cl  B                common     084670207     415           228       sh       228  na    na      na        228   na    na
Brown Forman cl B     common     115637209    4605         84600       sh     84600  na    na      na      84600   na    na
Capital Automotive
 REIT Inc             common     139733109    7302        608540       sh    608540  na    na      na     608540   na    na
Carmike Cinemas       common     143436103    1565        287794       sh    287794  na    na      na     287794   na    na
Cash America
 International        common     14754d100     218         17530       sh     17530  na    na      na      17530   na    na
Central Newspaper     common     154647101   10214        305452       sh    305452  na    na      na     305452   na    na
CenturyTel Inc.       common     156700106    5140        138455       sh    138455  na    na      na     138455   na    na
Chris Craft           common     170520100    8128        127618       sh    127618  na    na      na     127618   na    na
CNS Inc.              common     126136100    2864        654555       sh    654555  na    na      na     654555   na    na
Danielson Holdings    common     236274106    2369        371585       sh    371585  na    na      na     371585   na    na
Dial Corp             common     25247D101    3313        240950       sh    240950  na    na      na     240950   na    na
Dime Bancorp          common     25429Q102   11709        632930       sh    632930  na    na      na     632930   na    na
Donnelley R R
 & Sons Co            common     257867101    4390        209670       sh    209670  na    na      na     209670   na    na
Duke-Weeks Realty
 Corporation          common     264411505    1913        100000       sh    100000  na    na      na     100000   na    na
Dun & Bradstreet      common     26483b106    4552        159020       sh    159020  na    na      na     159020   na    na
East West Bank        common     27579R104     304         27500       sh     27500  na    na      na      27500   na    na
EMC Corp of Minnesota common     268649100      92         12500       sh     12500  na    na      na      12500   na    na


                                4




Encompass Services    common     29255U104    1421        247126       sh    247126  na    na      na     247126   na    na
Freddie Mac           common     313400301    5447        123281       sh    123281  na    na      na     123281   na    na
Gainsco Inc           common     363127101     380         64000       sh     64000  na    na      na      64000   na    na
Gannett               common     364730101     240          3413       sh      3413  na    na      na       3413   na    na
Greenpoint Financial
 Corp.                common     395384100    7945        404842       sh    404842  na    na      na     404842   na    na
Homefed Corp.         common     43739d208      84        131484       sh    131484  na    na      na     131484   na    na
Hudson City Bancorp   common     443683107     197         13450       sh     13450  na    na      na      13450   na    na
Imperial Credit Inds. common     452729106    4549       1010800       sh   1010800  na    na      na    1010800   na    na
Interim Services      common     45868p100    3978        214319       sh    214319  na    na      na     214319   na    na
Kent Electronics
 Convt.               conv bond  490553aa2     282        320000       prn   320000  na    na      na     320000   na    na
Knight-Ridder         common     499040103    3285         64090       sh     64090  na    na      na      64090   na    na
Lancaster Colony      common     513847103    4592        150239       sh    150239  na    na      na     150239   na    na
Lee Enterprises       common     523768109    5498        210448       sh    210448  na    na      na     210448   na    na
Leucadia National     common     527288104   11568        487068       sh    487068  na    na      na     487068   na    na
Local Financial
 Corporation          common     539553107    4421        516265       sh    516265  na    na      na     516265   na    na
Markel Corporation    common     570535104    3908         26860       sh     26860  na    na      na      26860   na    na
McCormick & Company,
 Inc.                 common     579780206     806         25000       sh     25000  na    na      na      25000   na    na
Mercury General Corp. common     589400100    1918         65000       sh     65000  na    na      na      65000   na    na
Meredith Corp.        common     589433101    3083        111340       sh    111340  na    na      na     111340   na    na
Moto Photo            common     619821101     529        563760       sh    563760  na    na      na     563760   na    na
North Fork Bancorp    common     659424105    8001        447610       sh    447610  na    na      na     447610   na    na
Northrim Bank         common     666764105     104         12600       sh     12600  na    na      na      12600   na    na
Philip Morris         common     718154107    3388        160401       sh    160401  na    na      na     160401   na    na
Prologis Trust        common     743410102    5405        280786       sh    280786  na    na      na     280786   na    na
RailAmerica, Inc.     common     750753105     453         67112       sh     67112  na    na      na      67112   na    na
Reynolds & Reynolds   common     761695105    5875        217601       sh    217601  na    na      na     217601   na    na
RLI Corp.             common     749607107    2988         89198       sh     89198  na    na      na      89198   na    na
Robbins & Myers       conv bond  770196aa1    5538       5622000       prn  5622000  na    na      na    5622000   na    na
Silicon Valley
 Group Inc            common     827066101    1468        705000       sh    705000  na    na      na     705000   na    na
Sirius Satellite
 Radio Inc.           common     82966U103    2668         46815       sh     46815  na    na      na      46815   na    na
Sport-Haley           common     848925103     200         40000       sh     40000  na    na      na      40000   na    na
Standard & Poor's
 Depository R         common     78462F103     299         64543       sh     64543  na    na      na      64543   na    na
Standard Management   common     853612109     239         18560       sh     18560  na    na      na      18560   na    na
Sun Microsystems      common     866810104    2299        483945       sh    483945  na    na      na     483945   na    na
Symantec Corporation  common     871503108   11159        100535       sh    100535  na    na      na     100535   na    na
Time Warner
 Incorporated         common     887315109    4496        142741       sh    142741  na    na      na     142741   na    na
Tootsie Roll          common     890516107     106         72500       sh     72500  na    na      na      72500   na    na
Tower Tech            common     891864100    1365       2730000       sh   2730000  na    na      na    2730000   na    na
Trinity Industries
 Inc                  common     896522109    4778        201700       sh    201700  na    na      na     201700   na    na
UST Inc.              common     902911106    3132        200420       sh    200420  na    na      na     200420   na    na
V.F. Corporation      common     918204108    1805         75000       sh     75000  na    na      na      75000   na    na
Washington Mutual     common     939322103    1748         65977       sh     65977  na    na      na      65977   na    na


                                5




White Mountain
 Insurance            common     g9618e107    2786         20775       sh     20775  na    na      na      20775   na    na
Williams Controls
 Inc.                 common     969465103    1167        549122       sh    549122  na    na      na     549122   na    na
                                 Total      270703















































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